Retirement Benefit Arrangements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Defined Benefit Plan Disclosure [Line Items]
Incurred expense for defined contribution arrangements	$ 13,000	$ 13,000	$ 13,000
Zurich Plan
Additional information:
Unfunded pension obligation	(62,050)	(44,442)	(37,105)
Amounts recognized in AOCI	30,000	16,000
Unfunded pension obligation, tax impact	8,000	4,000
Net periodic benefit cost	5,000	5,000	$ 10,000
Expected employer contributions in 2020	8,000
Plan amendments	$ 0	$ 3,551
Coverage ration on partially insured pension scheme	112.00%	115.00%		111.00%
Actual return on plan assets	$ 2,820	$ 18,140
Actual return on plan assets recognized in Net income		5,000
Actual return on Assets, reduction of the unfunded pension obligation		13,000
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)	44,200	36,120
Foreign currency adjustments	20,550	2,828
Foreign currency adjustments	15,685	2,198
Employer contributions	7,941	7,193
Change in fair value of plan assets	26,592	28,783
Zurich Plan | Significant other observable inputs (Level 2) | Insured funds
Additional information:
Fair value of plan assets at end of year	$ 180,062	$ 153,470